N-2	Oct. 31, 2022
Cover [Abstract]
Entity Central Index Key	0000858707
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSR
Entity Registrant Name	The New Ireland Fund, Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Policies

The Fund’s investment objective is long-term capital appreciation through investment primarily in equity securities of Irish companies. The Fund’s investment objective is fundamental and may not be changed without the approval of a majority of the Fund’s outstanding voting securities.

Under normal circumstances, the Fund invests at least 80% of its total assets in Irish equity and fixed income securities. For purposes of this 80% investment policy, a security is considered to be an Irish security if: (i) it is issued by an issuer that is organized under the laws of, or has its principal office in, Ireland; (ii) its principal securities trading market is in Ireland; and/or (iii) it is issued by an issuer that alone or on a consolidated basis derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in Ireland. The Fund’s 80% investment policy is a non-fundamental policy of the Fund and may be changed by the Fund’s Board of Directors (the “Board”) upon 60 days’ prior written notice to shareholders.

As a matter of fundamental policy, the Fund will, under normal circumstances, invest at least 65% of its total assets in equity securities of issuers organized under the laws of Ireland (“Irish Companies”), including companies listed on the Irish Stock Exchange and companies not listed on any securities exchange, subject to the limitation described below. Fund assets not invested in Irish equity and fixed income securities may be invested in other types of securities, including equity and fixed income securities of issuers from throughout the world, including emerging markets, regardless of whether such issuers are or may be affected by developments in the Irish economy or Ireland’s international economic relations. The Fund may invest up to 25% of its total assets in equity securities that are not listed on any securities exchange. Equity securities in which the Fund may invest are predominantly common stock, but may include preferred stock and convertible stock. Fixed-income securities in which Fund may invest include government securities and corporate bonds, notes and debentures.

The Fund may invest in companies of any market capitalization. Unless otherwise indicated, the fixed income securities in which the Fund will invest will be rated BBB- or better by Standard & Poor’s Corporation or Baa3 or better by Moody’s Investors Service, Inc. or, if not so rated, of equivalent investment quality as determined by KBI Global Investors (North America) Ltd, the Fund’s investment adviser (the “Adviser”). The Fund may invest in fixed income securities of any maturity or duration. The credit quality of fixed income securities is measured at the time of purchase. If a fixed income security is downgraded, the Adviser will evaluate whether to sell the security.

The Adviser employs a fundamental bottom-up approach to seek to identify attractive investment opportunities. The Adviser considers a range of metrics, including price to equity ratio, earnings per share growth, price/book and dividend yield to screen and highlight investment opportunities which may be assessed though fundamental research. The Adviser believes, however, that a strong discipline of top down macro-economic analysis and input is also required as part of the process.

For temporary defensive purposes, the Fund may depart from its investment policies during periods in which changes in the Irish securities markets or other economic or political conditions in Ireland warrant. The Fund may reduce its position in equity securities and increase its position in fixed income securities, which may include government securities, short-term indebtedness or cash equivalents denominated in euro, Sterling Pounds, U.S. Dollars or the currency of any other member country of the Organization for Economic Cooperation and Development. The Fund may also at any time temporarily invest funds in U.S. Dollar-denominated money market instruments as reserves for dividends and other distributions to shareholders.

It is the Fund’s policy to sell any security whenever, in the judgment of the Adviser, its appreciation possibilities have been substantially realized or the business or market prospects for such security have deteriorated, irrespective of the length of time that such security has been held.

The Fund may employ various hedging and risk management techniques, primarily to protect against a decrease in the U.S. Dollar-equivalent value of its foreign currency portfolio securities or the payments thereon that may result from an adverse change in foreign currency exchange rates. Conditions in the securities, futures, options and foreign currency markets will determine whether and under what circumstances the Fund will employ certain techniques or strategies. The Fund’s ability to pursue certain of these strategies may be limited by applicable regulations of the Commodity Futures Trading Commission and the federal tax requirements applicable to regulated investment companies.

The Fund’s investment objective and policy of investing at least 65% of its total assets in equity securities of Irish Companies set forth above are fundamental policies that may not be changed without the approval of a majority of the Fund’s outstanding voting securities. The Fund’s investment policies that are not designated fundamental policies may be changed by the Board without shareholder approval.

Risk Factors [Table Text Block]

Risk Factors

This section contains a discussion of the general risks of investing in the Fund. The value of the Fund’s assets, as well as the market price of its shares, will fluctuate. You can lose money on your investment. Investing in the Fund involves other risks, including the following:

General. The Fund is a non-diversified, closed-end investment company designed primarily as a long-term investment and not as a trading tool. The Fund invests primarily in equity securities of Irish Companies. An investment in the Fund’s Shares may be speculative and involves a high degree of risk. The Fund should not be considered a complete investment program. Due to the uncertainty in all investments, there can be no assurance that the Fund will achieve its investment objective.

Investment and Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests will affect the value of the shares. Your shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Risk. The value of equity securities, including common stock, preferred stock and convertible stock, will fluctuate in response to factors affecting the particular company, as well as broader market and economic conditions. Moreover, in the event of the company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund and are likely to have varying types of priority over holders of preferred and convertible stock. In addition, the Fund’s portfolio is subject to the risks associated with growth stocks. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and growth stocks may not perform as well as value stocks or the stock market in general.

Irish Securities Risk. Because the Fund’s investments are primarily in Irish securities, the Fund is particularly vulnerable to loss in the event of adverse political, economic, financial and other developments that affect Ireland, including fluctuations of the euro versus the U.S. dollar. The Irish securities markets are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of Irish Companies representing a small number of industries. This may cause the Fund’s investment portfolio to experience greater price volatility, lower liquidity and less diversity than a portfolio invested in equity securities of companies based in the United States. In addition, Ireland’s economy is heavily dependent on exports to certain key trading partners, including the United States, the United Kingdom and other Western European countries. During the financial crisis (2008 – 2012), Ireland’s financial institutions were severely under-capitalized and required government intervention to survive. The European financial markets experienced volatility and adverse trends for some years earlier this decade, due to concerns about economic downturns or rising government debt levels in several European countries. If these events recur, they could adversely affect the exchange rate of the euro and could significantly affect every country in Europe, including Ireland.

Foreign Securities Risk. In addition to foreign currency risks, investments in non-U.S. securities involve risk of loss in the event of tax increases or adverse political, economic or diplomatic developments in Ireland or other non-U.S. jurisdictions. The Irish securities market, as well as other non-U.S. securities markets, for both listed and unlisted securities may be more volatile and less liquid than the major U.S. markets, and investing in non-U.S. securities may involve greater costs plus more uncertainty regarding legal protections. Regulatory oversight of markets and custody facilities may differ from that in the U.S.

Currency Exchange Rate Fluctuations. The Fund invests substantially in instruments denominated in foreign currencies — primarily the euro. However, the Fund may also invest in securities denominated in other foreign currencies. Fluctuations in the value of these non-U.S. currencies relative to the U.S. dollar can adversely affect the U.S. dollar value of the Fund’s assets. A decline in the value of such a foreign currency can require the Fund to liquidate portfolio securities to pay distributions previously calculated in U.S. dollars and can increase the relevant foreign currency cost of expenses incurred in U.S. dollars. Currency exchange losses can reduce or eliminate the Fund’s ability to make ordinary income distributions.

Foreign Custody Risk. The Fund’s custodian generally holds the Fund’s non-U.S. securities and cash in non-U.S. bank sub-custodians and securities depositories — generally in Ireland. Regulatory oversight of non-U.S. banks and securities depositories may differ from that in the U.S. Additionally, laws applicable to non-U.S. banks and securities depositories may limit the Fund’s ability to recover its assets in the event the non-U.S. bank, securities depository or issuer of a security held by the Fund goes bankrupt.

European Economic Risk. The European financial markets experienced volatility and adverse trends for some years earlier this decade due to concerns about economic downturns in, or rising government debt levels of several European countries. If these events recur, they may affect the value and liquidity of certain of the Fund’s investments.

In addition, the United Kingdom has withdrawn from the European Union (the “EU”), and one or more countries may withdraw from the EU and/or abandon the Euro, the common currency of the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Emerging Market Risk. The Fund may invest in emerging market securities in accordance with its investment objective and policies. The term “emerging market” refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets tend to be more volatile than mature markets, and as a result, the Fund’s value could move sharply up or down. The risks that apply to foreign investments are magnified in emerging market investments. The registration and settlement arrangements for securities in emerging markets may be less developed than in more mature markets so the operational risks of investing are higher. Emerging market countries may have less stable governments, more volatile currencies and less established markets than do countries with more developed economies. Political risks and adverse economic circumstances are more likely to arise.

Unlisted Securities Risk. The Fund may invest up to 25% of its total assets in unlisted equity securities that are neither listed on a stock exchange nor traded over-the-counter. Because the market for unlisted securities is not liquid, it may be difficult for the Fund to sell these securities at a desirable price. Unlisted securities are not subject to the disclosure and other investor protection requirements of Irish law applicable to listed securities. Investing in unlisted securities may involve a high degree of business and financial risk that can result in substantial losses.

Small and Mid-Capitalization Company Risk. Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Credit Risk. Investments in fixed income securities expose the Fund to credit risk. Credit risk is the risk that one or more of the Fund’s investments in fixed income securities will decline in price, or fail to pay interest, liquidation value or principal when due, because the issuer of the obligation experiences an actual or perceived decline in its financial status. Credit risk is influenced by changes in general economic and political conditions and changes in the financial condition of the issuers.

Interest Rate Risk. Generally, when market interest rates rise, the prices of fixed income securities fall, and vice versa. Interest rate risk is the risk that fixed income securities in the Fund’s portfolio will decline in value because of increases in market interest rates. This risk may be particularly acute because market interest rates are currently at historically low levels. The prices of long-term fixed income securities generally fluctuate more than prices of short-term fixed income securities as interest rates change. During periods of rising interest rates, the average life of certain types of securities may be extended due to slower than expected payments.

This may lock in a below market yield, increase the security’s duration and reduce the security’s value. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

Derivatives Risk. The Fund may invest in derivatives, such as options, futures and forward currency exchange contracts. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may increase or decrease. Adverse movements in the value of the underlying asset can expose the Fund to losses. In addition, risks in the use of derivatives include:

●	an imperfect correlation between the price of derivatives and the movement of the securities prices, interest rates or currency exchange rates being hedged or replicated;

●	the possible absence of a liquid secondary market for any particular derivative at any time;

●	the potential loss if the counterparty to the transaction does not perform as promised;

●

the possible need to defer closing out certain positions to avoid adverse tax consequences, as well as the possibility that derivative transactions may result in acceleration of gain, deferral of losses or a change in the character of gain realized;

●

the risk that the financial intermediary “manufacturing” the over-the-counter derivative, being the most active market maker and offering the best price for repurchase, will not continue to create a credible market in the derivative;

●	because certain derivatives are “manufactured” by financial institutions, the risk that the Fund may develop a substantial exposure to financial institution counterparties; and

●

the risk that a full and complete appreciation of the complexity of derivatives and how future value is affected by various factors including changing interest rates, exchange rates and credit quality is not attained.

There is no guarantee that derivatives will provide successful results and any success in their use depends on a variety of factors including the ability of the Adviser to predict correctly the direction of interest rates, securities prices, currency exchange rates and other factors.

Management Risk. The Adviser’s judgment about the attractiveness, relative value or potential appreciation of a particular security or investment strategy may prove to be incorrect. To the extent the Fund invests in Irish Companies that have limited business activities in Ireland, or in non-Irish Companies that have no economic ties to Ireland, its performance may diverge, perhaps materially, from the performance of the Irish economy and securities markets, and the Fund may be exposed to the risks of countries in which these companies are located or have their principal business activities.

Conflicts of Interest Risk. The Adviser’s advisory fees are based on net assets. Consequently, the Adviser will benefit from an increase in the Fund’s net assets resulting from an offering. In addition, a Director who is an “interested person” (as such term is defined under the Investment Company Act of 1940) of the Fund or a portfolio manager of the Fund could benefit indirectly from an offering because of such affiliations.

Non-Diversified Status. As a “non-diversified” investment company, the Fund can invest more of its assets in fewer issuers than an investment company that is “diversified,” exposing the Fund to greater risk.

Share Repurchases. When the Fund repurchases its shares pursuant to the Fund’s share repurchase program, the resulting decrease in shares outstanding may increase the Fund’s expense ratio; any borrowing to finance repurchases would reduce net income; and any sales of portfolio securities to finance repurchases may not be at a preferred time from a portfolio management perspective and would increase portfolio turnover and related expenses.

Tax Risk. The Fund may invest in securities for which the federal income tax treatment may not be clear or may be subject to recharacterization by the Internal Revenue Service (the “IRS”). It could be more difficult for the Fund to comply with the United States tax requirements applicable to regulated investment companies, or with other tax requirements applicable to foreign investors, if the tax characterization of the Fund’s investments or the tax treatment of the income from such investments were successfully challenged by the IRS.

General [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General. The Fund is a non-diversified, closed-end investment company designed primarily as a long-term investment and not as a trading tool. The Fund invests primarily in equity securities of Irish Companies. An investment in the Fund’s Shares may be speculative and involves a high degree of risk. The Fund should not be considered a complete investment program. Due to the uncertainty in all investments, there can be no assurance that the Fund will achieve its investment objective.

Investment And Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests will affect the value of the shares. Your shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Risk. The value of equity securities, including common stock, preferred stock and convertible stock, will fluctuate in response to factors affecting the particular company, as well as broader market and economic conditions. Moreover, in the event of the company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund and are likely to have varying types of priority over holders of preferred and convertible stock. In addition, the Fund’s portfolio is subject to the risks associated with growth stocks. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and growth stocks may not perform as well as value stocks or the stock market in general.

Irish Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Irish Securities Risk. Because the Fund’s investments are primarily in Irish securities, the Fund is particularly vulnerable to loss in the event of adverse political, economic, financial and other developments that affect Ireland, including fluctuations of the euro versus the U.S. dollar. The Irish securities markets are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of Irish Companies representing a small number of industries. This may cause the Fund’s investment portfolio to experience greater price volatility, lower liquidity and less diversity than a portfolio invested in equity securities of companies based in the United States. In addition, Ireland’s economy is heavily dependent on exports to certain key trading partners, including the United States, the United Kingdom and other Western European countries. During the financial crisis (2008 – 2012), Ireland’s financial institutions were severely under-capitalized and required government intervention to survive. The European financial markets experienced volatility and adverse trends for some years earlier this decade, due to concerns about economic downturns or rising government debt levels in several European countries. If these events recur, they could adversely affect the exchange rate of the euro and could significantly affect every country in Europe, including Ireland.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Securities Risk. In addition to foreign currency risks, investments in non-U.S. securities involve risk of loss in the event of tax increases or adverse political, economic or diplomatic developments in Ireland or other non-U.S. jurisdictions. The Irish securities market, as well as other non-U.S. securities markets, for both listed and unlisted securities may be more volatile and less liquid than the major U.S. markets, and investing in non-U.S. securities may involve greater costs plus more uncertainty regarding legal protections. Regulatory oversight of markets and custody facilities may differ from that in the U.S.

Currency Exchange Rate Fluctuations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Exchange Rate Fluctuations. The Fund invests substantially in instruments denominated in foreign currencies — primarily the euro. However, the Fund may also invest in securities denominated in other foreign currencies. Fluctuations in the value of these non-U.S. currencies relative to the U.S. dollar can adversely affect the U.S. dollar value of the Fund’s assets. A decline in the value of such a foreign currency can require the Fund to liquidate portfolio securities to pay distributions previously calculated in U.S. dollars and can increase the relevant foreign currency cost of expenses incurred in U.S. dollars. Currency exchange losses can reduce or eliminate the Fund’s ability to make ordinary income distributions.

Foreign Custody Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Custody Risk. The Fund’s custodian generally holds the Fund’s non-U.S. securities and cash in non-U.S. bank sub-custodians and securities depositories — generally in Ireland. Regulatory oversight of non-U.S. banks and securities depositories may differ from that in the U.S. Additionally, laws applicable to non-U.S. banks and securities depositories may limit the Fund’s ability to recover its assets in the event the non-U.S. bank, securities depository or issuer of a security held by the Fund goes bankrupt.

European Economic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

European Economic Risk. The European financial markets experienced volatility and adverse trends for some years earlier this decade due to concerns about economic downturns in, or rising government debt levels of several European countries. If these events recur, they may affect the value and liquidity of certain of the Fund’s investments.

In addition, the United Kingdom has withdrawn from the European Union (the “EU”), and one or more countries may withdraw from the EU and/or abandon the Euro, the common currency of the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Emerging Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Market Risk. The Fund may invest in emerging market securities in accordance with its investment objective and policies. The term “emerging market” refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets tend to be more volatile than mature markets, and as a result, the Fund’s value could move sharply up or down. The risks that apply to foreign investments are magnified in emerging market investments. The registration and settlement arrangements for securities in emerging markets may be less developed than in more mature markets so the operational risks of investing are higher. Emerging market countries may have less stable governments, more volatile currencies and less established markets than do countries with more developed economies. Political risks and adverse economic circumstances are more likely to arise.

Unlisted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unlisted Securities Risk. The Fund may invest up to 25% of its total assets in unlisted equity securities that are neither listed on a stock exchange nor traded over-the-counter. Because the market for unlisted securities is not liquid, it may be difficult for the Fund to sell these securities at a desirable price. Unlisted securities are not subject to the disclosure and other investor protection requirements of Irish law applicable to listed securities. Investing in unlisted securities may involve a high degree of business and financial risk that can result in substantial losses.

Small And Mid Capitalization Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small and Mid-Capitalization Company Risk. Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. Investments in fixed income securities expose the Fund to credit risk. Credit risk is the risk that one or more of the Fund’s investments in fixed income securities will decline in price, or fail to pay interest, liquidation value or principal when due, because the issuer of the obligation experiences an actual or perceived decline in its financial status. Credit risk is influenced by changes in general economic and political conditions and changes in the financial condition of the issuers.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk. Generally, when market interest rates rise, the prices of fixed income securities fall, and vice versa. Interest rate risk is the risk that fixed income securities in the Fund’s portfolio will decline in value because of increases in market interest rates. This risk may be particularly acute because market interest rates are currently at historically low levels. The prices of long-term fixed income securities generally fluctuate more than prices of short-term fixed income securities as interest rates change. During periods of rising interest rates, the average life of certain types of securities may be extended due to slower than expected payments.

This may lock in a below market yield, increase the security’s duration and reduce the security’s value. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk. The Fund may invest in derivatives, such as options, futures and forward currency exchange contracts. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may increase or decrease. Adverse movements in the value of the underlying asset can expose the Fund to losses. In addition, risks in the use of derivatives include:

●	an imperfect correlation between the price of derivatives and the movement of the securities prices, interest rates or currency exchange rates being hedged or replicated;

●	the possible absence of a liquid secondary market for any particular derivative at any time;

●	the potential loss if the counterparty to the transaction does not perform as promised;

●

the possible need to defer closing out certain positions to avoid adverse tax consequences, as well as the possibility that derivative transactions may result in acceleration of gain, deferral of losses or a change in the character of gain realized;

●

the risk that the financial intermediary “manufacturing” the over-the-counter derivative, being the most active market maker and offering the best price for repurchase, will not continue to create a credible market in the derivative;

●	because certain derivatives are “manufactured” by financial institutions, the risk that the Fund may develop a substantial exposure to financial institution counterparties; and

●

the risk that a full and complete appreciation of the complexity of derivatives and how future value is affected by various factors including changing interest rates, exchange rates and credit quality is not attained.

There is no guarantee that derivatives will provide successful results and any success in their use depends on a variety of factors including the ability of the Adviser to predict correctly the direction of interest rates, securities prices, currency exchange rates and other factors.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The Adviser’s judgment about the attractiveness, relative value or potential appreciation of a particular security or investment strategy may prove to be incorrect. To the extent the Fund invests in Irish Companies that have limited business activities in Ireland, or in non-Irish Companies that have no economic ties to Ireland, its performance may diverge, perhaps materially, from the performance of the Irish economy and securities markets, and the Fund may be exposed to the risks of countries in which these companies are located or have their principal business activities.

Conflicts Off Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest Risk. The Adviser’s advisory fees are based on net assets. Consequently, the Adviser will benefit from an increase in the Fund’s net assets resulting from an offering. In addition, a Director who is an “interested person” (as such term is defined under the Investment Company Act of 1940) of the Fund or a portfolio manager of the Fund could benefit indirectly from an offering because of such affiliations.

Non Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status. As a “non-diversified” investment company, the Fund can invest more of its assets in fewer issuers than an investment company that is “diversified,” exposing the Fund to greater risk.

Share Repurchases [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Share Repurchases. When the Fund repurchases its shares pursuant to the Fund’s share repurchase program, the resulting decrease in shares outstanding may increase the Fund’s expense ratio; any borrowing to finance repurchases would reduce net income; and any sales of portfolio securities to finance repurchases may not be at a preferred time from a portfolio management perspective and would increase portfolio turnover and related expenses.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk. The Fund may invest in securities for which the federal income tax treatment may not be clear or may be subject to recharacterization by the Internal Revenue Service (the “IRS”). It could be more difficult for the Fund to comply with the United States tax requirements applicable to regulated investment companies, or with other tax requirements applicable to foreign investors, if the tax characterization of the Fund’s investments or the tax treatment of the income from such investments were successfully challenged by the IRS.